1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

VIA EDGAR

March 24, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the form of Prospectus and statement of additional information for the Legg Mason Partners Large Cap Growth Fund, a series of the Trust, that would have been filed under Rule 497(c) would not have differed from that filed as part of Post-Effective Amendment No. 138 to the Trust’s Registration Statement on Form N-1A, filed on March 19, 2009. That Post-Effective Amendment became effective automatically pursuant to Rule 485(b) under the 1933 Act on March 19, 2009.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1000.

Very truly yours,

/s/ Y. Rachel Kuo
Y. Rachel Kuo

Enclosures

cc:	George P. Hoyt, Legg Mason & Co., LLC

Barbara J. Allen, Legg Mason & Co., LLC

Mary C. Carty, Willkie Farr & Gallagher LLP

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